Organization and Basis of Presentation (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock par value	$ 0.01	$ 0.01		$ 0.01
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 67,388
Cash and Cash Equivalents, at Carrying Value	13,871	$ 7,290	$ 13,303	$ 9,349
Working capital deficit	137,669	68,332
Long-Term Debt	65,684	102,342		$ 70,117
Long-Term Debt [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Long-Term Debt	102,691	108,691
Bridge Loan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Long-Term Debt	36,000	36,000
Senior Secured Notes [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Long-Term Debt	62,691	62,691
Delayed Draw Term Notes [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Long-Term Debt	$ 4,000	$ 4,000